Operating costs - Auditor fees (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Principal auditor
Disclosure of operating costs [line items]
Audit of these financials statements	$ 9.7	$ 7.7	$ 9.1
Audit of financial statements of subsidiaries	7.0	8.2	6.8
Auditor's Remuneration For Audit Services Excluding Assurance Services	16.7	15.9	15.9
Audit related assurance services	0.9	0.4	0.4
Other Assurance Services	1.2	1.7	1.4
Auditors remuneration, Total	18.8	18.0	17.7
Auditor's remuneration for audit services	18.0	17.0	16.8
Auditors Remuneration For Audit Related Fees	0.8	1.0	0.9
Audit services in respect of employee pension plans	0.6	0.4	0.3
Other than principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	$ 0.5	$ 0.1	$ 0.1